Taxes on Income (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective income tax rate reconciliation [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations		$ (3,231)	$ 10,911	$ 7,037
Theoretical tax expense (benefit) at the Israeli statutory tax rate		(741)	2,510	1,618
Tax adjustment in respect of different tax rate of foreign subsidiaries		(94)	151	43
Non-deductible expenses and other permanent differences		(278)	77	64
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net				(5,503)
Stock based compensation		1,485	1,247	1,161
Change in tax rate
Beneficiary enterprise benefits	[1]	(68)	(3,935)	(3,469)
Increase in other uncertain tax positions		1,318	713	765
Other		(70)	(19)	(71)
Actual tax expense (benefit)		$ 1,552	$ 744	$ (5,392)
Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status (in Dollars per share)	[1]	$ 0.00	$ 0.10	$ 0.10

[1]	Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status